SEGMENT INFORMATION - Geographical information of non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Geographical information of non-current assets
Non-current assets	$ 13,560	$ 12,928	$ 10,992	[1]
Russia
Geographical information of non-current assets
Non-current assets	6,797		4,794
Pakistan
Geographical information of non-current assets
Non-current assets	1,662		1,661
Ukraine
Geographical information of non-current assets
Non-current assets	1,022		748
Kazakhstan
Geographical information of non-current assets
Non-current assets	554		458
Uzbekistan
Geographical information of non-current assets
Non-current assets	217		212
Algeria
Geographical information of non-current assets
Non-current assets	1,926		1,890
Bangladesh
Geographical information of non-current assets
Non-current assets	855		773
Other and eliminations
Geographical information of non-current assets
Non-current assets	499		438
HQ
Geographical information of non-current assets
Non-current assets	$ 28		$ 18

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.